Cover - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cover [Abstract]
Entity Registrant Name	Patagonia Gold Corp.
Entity Central Index Key	0001551206
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Is Entity Emerging Growth Company?	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	A1
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	363,030,378	317,943,990	254,355,192
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020